CONDENSED CONSOLIDATING FINANCIAL INFORMATION FOR GUARANTORS	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION FOR GUARANTORS

(15) CONDENSED CONSOLIDATING FINANCIAL INFORMATION FOR GUARANTORS

On January 2, 2014, Salix Pharmaceuticals, Inc., Oceana and Santarus, collectively referred to as the Guarantors, guaranteed the 2021 Notes, the Senior Term B Loan Facility and the Revolving Credit Facility. Salix Pharmaceuticals, Inc. and Oceana were wholly owned, either directly or indirectly, by the Company as of December 31, 2013 and Santarus became an indirect wholly owned subsidiary when it was acquired by the Company on January 2, 2014. The guarantees are full and unconditional and joint and several. As of both December 31, 2013 and January 2, 2014, the Company had no independent assets or operations and its subsidiaries other than the Guarantors were minor, as such term is defined in Rule 3-10(h)(6) of Regulation S-X. As a result, the Company is not required to present condensed consolidating financial information for the Guarantors pursuant to Rule 3-10(f) of Regulation S-X. In accordance with the requirements of Rule 3-10(g) of Regulation S-X, the Company filed the audited financial statements of Santarus for its year ended December 31, 2013 on May 30, 2014.